UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06501

Name of Fund: BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield
Michigan Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 140.2%
Corporate — 2.9%
County of Monroe EDC Michigan, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 9/01/22	$3,805	$4,851,641
County/City/Special District/School District — 28.2%
Adrian City School District, GO, (AGM), 5.00%, 5/01/14 (a)	2,400	2,400,312
Anchor Bay School District, GO, Refunding (Q-SBLF):
4.25%, 5/01/26	1,145	1,221,154
4.38%, 5/01/27	640	682,093
4.50%, 5/01/29	605	642,286
Bay City School District Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/36	200	211,804
Charter Township of Canton Michigan, GO, Capital Improvement (AGM):
5.00%, 4/01/25	1,250	1,375,275
5.00%, 4/01/26	1,250	1,377,162
5.00%, 4/01/27	500	544,930
Chippewa Valley Schools, GO, Refunding, Unlimited Tax (Q-SBLF), 5.00%, 5/01/32	1,220	1,338,535
City of Oak Park Michigan, GO, Street Improvement (NPFGC), 5.00%, 5/01/30	600	634,560
Columbia Michigan School District, GO, Unlimited Tax, School Building & Site (Q-SBLF), 5.00%, 5/01/38	1,970	2,118,006
Comstock Park Public Schools, GO, School Building & Site, Series B (Q-SBLF):
5.50%, 5/01/36	450	492,021
5.50%, 5/01/41	830	899,587
County of Genesee Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/19	400	413,152
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 5/01/39	2,000	2,134,800
Dearborn School District, GO, Series A (Q-SBLF):
5.00%, 5/01/32	570	620,337
5.00%, 5/01/33	610	659,837
5.00%, 5/01/34	455	491,050
Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (continued)
Flint EDC, RB, Michigan Department of Human Services Office Building Project, 5.25%, 10/01/41	$1,880	$1,942,867
Fraser Public School District Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/25	1,255	1,303,041
Goodrich Area School District Michigan, GO, School Building & Site (Q-SBLF):
5.50%, 5/01/32	400	442,760
5.50%, 5/01/36	800	874,704
5.50%, 5/01/41	1,000	1,083,840
Harper Creek Community School District Michigan, GO, Refunding, (AGM) (Q-SBLF), 5.00%, 5/01/22	1,000	1,038,280
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	2,650	2,832,214
Jonesville Community Schools Michigan, GO, Refunding, (NPFGC) (Q-SBLF), 5.00%, 5/01/29	1,085	1,122,704
L’Anse Creuse Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF):
5.00%, 5/01/25	1,000	1,038,280
5.00%, 5/01/26	1,050	1,090,194
5.00%, 5/01/35	2,000	2,067,340
Lincoln Consolidated School District Michigan, GO, Refunding, (NPFGC) (Q-SBLF), 4.63%, 5/01/28	1,675	1,774,713
Livonia Public Schools School District Michigan, GO, Series I (AGM), 5.00%, 5/01/43	1,910	2,000,209
New Lothrop Area Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/35	1,200	1,257,156
Parchment School District, County of Kalamazoo, State of Michigan, GO, School Building & Site (NPFGC) (Q-SBLF), 5.00%, 5/01/25	590	645,153
Plymouth-Canton Community School District, GO, School Building & Site, Series A, 4.00%, 5/01/32	300	309,036

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2014	1

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (concluded)
Reed City Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/14 (a)	$1,000	$1,000,130
Romulus Community Schools, GO, Unlimited Tax, Refunding (AGM) (Q-SBLF):
4.25%, 5/01/26	740	789,698
4.25%, 5/01/27	725	766,833
4.50%, 5/01/29	630	669,766
Thornapple Kellogg School District Michigan, GO, Refunding, School Building & Site (NPFGC) (Q-SBLF), 5.00%, 5/01/32	1,500	1,624,440
Troy School District, GO (Q-SBLF), 5.00%, 5/01/28	760	862,661
Van Dyke Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/28	750	825,578
Walled Lake Consolidated School District, GO (Q-SBLF):
5.00%, 5/01/37	1,080	1,164,683
5.00%, 5/01/40	1,000	1,071,060

		47,854,241
Education — 18.0%
Ciy of Grand Rapids Michigan, EDC, RB, Ferris State University Project, Series A, 5.50%, 10/01/35	760	808,465
Ferris State University, Refunding RB, General (AGM):
4.50%, 10/01/24	1,595	1,764,038
4.50%, 10/01/25	1,405	1,547,425
Michigan Higher Education Facilities Authority, RB, Limited Obligation, Hillsdale College Project, 5.00%, 3/01/35	1,030	1,030,525
Michigan State University, Refunding RB, General:
Series A, 5.00%, 8/15/41	3,035	3,325,176
Series C, 5.00%, 2/15/40	3,770	4,025,229
Series C, 5.00%, 2/15/44	1,000	1,065,010
Michigan Technological University, Refunding RB, Series A, 5.00%, 10/01/34	1,000	1,075,580
Oakland University, RB, General:
5.00%, 3/01/32	400	426,104
Series A, 5.00%, 3/01/38	1,820	1,930,602
Series A, 5.00%, 3/01/43	2,980	3,134,066
Municipal Bonds	Par (000)	Value
Michigan (continued)
Education (concluded)
Saginaw Valley State University Michigan, Refunding RB, General (NPFGC):
5.00%, 7/01/14 (a)	$1,285	$1,295,511
5.00%, 7/01/24	165	166,223
University of Michigan, RB, Series A, 5.00%, 4/01/39	1,300	1,452,958
Wayne State University, RB, Series A:
5.00%, 11/15/40	1,000	1,062,340
4.00%, 11/15/44	380	355,927
Western Michigan University, Refunding RB, General, University and College Improvements:
5.25%, 11/15/40	1,400	1,510,110
5.25%, 11/15/43	3,220	3,457,604
(AGM), 5.25%, 11/15/33	380	416,100
(AGM), 5.00%, 11/15/39	665	708,611

		30,557,604
Health — 28.2%
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	2,750	2,898,115
Kent Hospital Finance Authority Michigan, Refunding RB, Spectrum Health, Series A, 5.00%, 11/15/29	3,000	3,271,050
Michigan Finance Authority, RB, Sparrow Obligated Group, 5.00%, 11/15/36	950	988,142
Michigan Finance Authority, Refunding RB:
Hospital, Oakwood Obligated Group, 5.00%, 8/15/31	1,065	1,119,879
Trinity Health Credit Group, 5.00%, 12/01/31	1,900	2,055,496
Trinity Health Credit Group, 5.00%, 12/01/35	2,400	2,558,856
Trinity Health Credit Group, 5.00%, 12/01/39	1,650	1,742,614
Michigan State Hospital Finance Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/25	2,300	2,585,315
McLaren Health Care, Series C, 5.00%, 8/01/35	1,585	1,603,117
MidMichigan Obligated Group, Series A, 5.00%, 4/15/26	380	388,531

2	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (concluded)
Michigan State Hospital Finance Authority, RB (concluded):
Trinity Health Credit, 5.00%, 12/01/16 (a)	$145	$161,631
Trinity Health Credit, Series A, 5.00%, 12/01/26	855	925,854
Michigan State Hospital Finance Authority, Refunding RB:
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/21	400	435,688
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/25	2,470	2,564,601
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/37	3,340	3,379,212
Hospital, Sparrow Obligated Group, 5.00%, 11/15/31	1,595	1,628,128
McLaren Health Care, Series A, 5.00%, 6/01/35	860	910,964
McLaren Health Care, Series A, 5.75%, 5/15/38	1,500	1,684,605
Trinity Health Credit Group, Series A, 6.13%, 12/01/23	940	1,090,297
Trinity Health Credit Group, Series A, 6.25%, 12/01/28	570	665,441
Trinity Health Credit Group, Series C, 4.00%, 12/01/32	3,040	3,020,514
Trinity Health Credit, Series A, 6.50%, 12/01/33	1,400	1,637,034
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
Series D, 5.00%, 9/01/39 (b)	3,800	3,992,622
Series V, 8.25%, 9/01/18 (a)	1,000	1,226,520
Series W, 6.00%, 8/01/39	575	621,322
State of Michigan Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	1,200	1,286,184
Sturgis Building Authority, RB, Sturgis Hospital Project (NPFGC), 4.75%, 10/01/34	3,525	3,530,851

		47,972,583
Housing — 8.1%
Michigan State HDA, RB:
Deaconess Tower, AMT (Ginnie Mae), 5.25%, 2/20/48	1,000	1,012,160
Series A, 4.75%, 12/01/25	2,605	2,761,013
Municipal Bonds	Par (000)	Value
Michigan (continued)
Housing (concluded)
Michigan State HDA, Refunding RB:
Rental Housing, Series D, 4.50%, 10/01/48	$4,710	$4,714,710
Series A, 6.05%, 10/01/41	1,625	1,724,954
Michigan State Housing Development Authority, RB, Series A:
4.45%, 10/01/34	380	385,582
4.63%, 10/01/39	1,325	1,337,018
4.75%, 10/01/44	1,900	1,916,435

		13,851,872
State — 13.9%
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/38	2,350	2,728,655
Series I (AGC), 5.25%, 10/15/24	2,000	2,271,440
Series I (AGC), 5.25%, 10/15/25	1,500	1,684,080
Series I (AGC), 5.25%, 10/15/26	400	447,372
Series I-A, 5.38%, 10/15/41	2,175	2,380,842
Series I-A, 5.50%, 10/15/45	750	825,983
Series II (AGM), 5.00%, 10/15/26	3,000	3,343,320
Michigan State Finance Authority, RB, Local Government Loan Program, Series F, 5.25%, 10/01/41	2,510	2,627,543
Michigan Strategic Fund, Refunding RB, Cadillac Place Office Building Project, 5.25%, 10/15/31	2,650	2,851,135
State of Michigan Trunk Line Fund, RB:
5.00%, 11/15/29	750	831,863
5.00%, 11/15/33	1,150	1,246,796
5.00%, 11/15/36	2,220	2,397,755

		23,636,784
Transportation — 13.7%
State of Michigan, RB, GAB (AGM), 5.25%, 9/15/27	3,250	3,600,935
Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (NPFGC):
5.25%, 12/01/25	3,730	3,942,312
5.25%, 12/01/26	3,700	3,910,604
5.00%, 12/01/34	3,550	3,575,134

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2014	3

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Transportation (concluded)
Wayne County Airport Authority, Refunding RB, AMT (AGC):
5.75%, 12/01/26	$3,060	$3,485,462
5.38%, 12/01/32	4,300	4,781,815

		23,296,262
Utilities — 27.2%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	1,010	982,427
City of Detroit Michigan Water Supply System, RB:
2nd Lien, Series B (AGM), 7.00%, 7/01/36	2,000	2,133,940
Senior Lien, Series A (NPFGC), 5.00%, 7/01/34	4,000	3,854,520
City of Detroit Michigan Water Supply System, Refunding RB, 2nd Lien, Series C (AGM), 5.00%, 7/01/29	6,275	6,156,904
City of Grand Rapids Michigan, Refunding RB, Series A (NPFGC), 5.50%, 1/01/22	1,500	1,798,380
City of Grand Rapids Michigan Sanitary Sewer System, RB:
5.00%, 1/01/37	570	625,832
4.00%, 1/01/42	1,050	1,037,820
(NPFGC), 5.00%, 7/01/14 (a)	6,000	6,049,080
City of Holland Michigan Electric Utility System, RB, Series A:
5.00%, 7/01/33	1,140	1,255,140
4.13%, 7/01/39	950	959,661
5.00%, 7/01/39	4,640	5,028,739
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A:
5.00%, 7/01/27	1,210	1,369,200
5.00%, 7/01/31	2,600	2,881,788
5.00%, 7/01/37	1,270	1,378,064
5.50%, 7/01/41	2,000	2,266,500
City of Port Huron Michigan, RB, Water Supply System:
5.25%, 10/01/31	190	202,848
5.63%, 10/01/40	500	536,760
City of Wyoming Michigan, RB, Sewer System (NPFGC), 5.00%, 6/01/30	5,300	5,494,298
County of Genesee Michigan, GO, Water Supply System (NPFGC), 5.13%, 11/01/33	500	500,340
Municipal Bonds	Par (000)	Value
Michigan (concluded)
Utilities (concluded)
Michigan Municipal Bond Authority, RB, State Clean Water Revolving Fund:
5.00%, 10/01/27	$750	$808,703
Pooled Project, 5.00%, 10/01/27	760	881,668

		46,202,612
Total Municipal Bonds in Michigan		238,223,599

Guam — 3.7%
State — 3.7%
Territory of Guam, RB:
Business Privilege Tax Bonds, Series A, 5.25%, 1/01/36	310	321,662
Business Privilege Tax Bonds, Series A, 5.13%, 1/01/42	3,390	3,483,869
Business Privilege Tax Bonds, Series B-1, 5.00%, 1/01/32	1,050	1,087,117
Business Privilege Tax Bonds, Series B-1, 5.00%, 1/01/37	405	414,295
Section 30, Series A, 5.63%, 12/01/29	850	924,265
Total Municipal Bonds in Guam		6,231,208
Total Municipal Bonds — 143.9%		244,454,807

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
Michigan — 15.8%
County/City/Special District/School District — 4.4%
Lakewood Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/37	3,970	4,431,651
Portage Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/31	2,850	3,081,705

		7,513,356
Education — 11.4%
Michigan State University, Refunding RB, General, Series A, 5.00%, 8/15/38	3,780	4,178,866
Saginaw Valley State University, Refunding RB, General (AGM), 5.00%, 7/01/31	2,500	2,729,925

4	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
Michigan (concluded)
Education (concluded)
Wayne State Univeristy, RB, General, Series A, 5.00%, 11/15/40	$3,810	$4,047,515
Wayne State University, Refunding RB, General (AGM), 5.00%, 11/15/35	7,793	8,450,800

		19,407,106
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 15.8%		26,920,462
Total Long-Term Investments (Cost — $258,595,362) — 159.7%		271,375,269

Short-Term Securities — 0.3%	Shares
BIF Michigan Municipal Money Fund, 0.00% (d)(e)	493,640	493,640
		Value
Total Short-Term Securities (Cost — $493,640) — 0.3%		$493,640
Total Investments (Cost — $259,089,002*) — 160.0%		271,868,909
Liabilities in Excess of Other Assets — (0.7)%		(1,180,244)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.9%)		(13,498,243)
VRDP Shares, at Liquidation Value — (51.4%)		(87,300,000)

Net Assets Applicable to Common Shares — 100.0%		$169,890,422
* As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$245,759,130

Gross unrealized appreciation		$14,024,477
Gross unrealized depreciation		(1,407,696)

Net unrealized appreciation		$12,616,781

Notes to Schedule of Investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley & Co., Inc.	$3,992,622	$19,114

(c)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at April 30, 2014	Income
BIF Michigan Municipal Money Fund	639,757	(146,117)	493,640	—

(e)	Represents the current yield as of report date.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2014	5

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

Portfolio Abbreviations
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
EDC	Economic Development Corp.
GAB	Grant Anticipation Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(50)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	$6,221,094	$(21,897)

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

6	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2014

Schedule of Investments (concluded)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$271,375,269	—	$271,375,269
Short-Term Securities	$493,640	—	—	493,640

Total	$493,640	$271,375,269	—	$271,868,909

[1] See above Schedule of Investments for values in each sector or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(21,897)	—	—	$(21,897)

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$75,000	—	—	$75,000
Liabilities:
TOB trust certificates	—	$(13,492,998)	—	(13,492,998)
VRDP Shares	—	(87,300,000)	—	(87,300,000)

Total	$75,000	$(100,792,998)	—	$(100,717,998)

There were no transfers between levels during the period ended April 30, 2014.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2014	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: June 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: June 23, 2014